K&L Gates LLP
State Street Financial Center
One Lincoln Street
Boston, MA 02111-2950

T 617.261.3100 www.klgates.com

December 18, 2009

VIA EDGAR

Division of Investment Management

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Post-Effective Amendment No. 2 to Registration Statement on Form N-1A for IVA Fiduciary Trust (File Nos. 333-151800 and 811-22211)

Ladies and Gentlemen:

We have acted as counsel to IVA Fiduciary Trust (the “Trust”) in connection with the preparation of Post-Effective Amendment No. 2  to the Trust’s Registration Statement on Form N-1A (the “Amendment”), and we have reviewed a copy of the Amendment being filed with the Securities and Exchange Commission.

Pursuant to paragraph (b)(4) of Rule 485 under the Securities Act of 1933, we represent that, based on our review and our assessment of the disclosure changes being effected by the Amendment, the Amendment does not contain disclosures that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

Sincerely,

/s/ Clair Pagnano
Clair Pagnano

cc:  Shanda Scibilia

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